SALES	12 Months Ended
Dec. 31, 2024
SALES
SALES

19.   SALES

The Company’s geographical analysis of revenue from contracts with customers attributed to the location of the products produced, is as follows:

	Year ended December 31, 2024
	Argentina $	Burkina Faso $	Côte d'Ivoire $	Mexico $	Peru $	Total $
Silver-gold concentrates	-	-	-	104,387	-	104,387
Silver-lead concentrates	-	-	-	-	64,344	64,344
Zinc concentrates	-	-	-	-	49,489	49,489
Gold doré	231,911	278,347	330,415	-	-	840,673
Provisional pricing adjustments	-	-	-	2,060	1,084	3,144
Sales to external customers	231,911	278,347	330,415	106,447	114,917	1,062,037

	Year ended December 31, 2023
	Argentina $	Burkina Faso $	Côte d'Ivoire $	Mexico $	Peru $	Total $
Silver-gold concentrates	-	-	-	148,828	-	148,828
Silver-lead concentrates	-	-	-	-	60,813	60,813
Zinc concentrates	-	-	-	-	42,989	42,989
Gold doré	207,509	228,846	154,165	-	-	590,520
Provisional pricing adjustments	-	-	-	878	(1,600)	(722)
Sales to external customers	207,509	228,846	154,165	149,706	102,202	842,428

The following table presents the Company’s revenue by customer for the years ended December 31, 2024 and 2023:

	Years ended December 31,
	2024 $	2023 $
Customer 1	330,415	154,165
Customer 2	278,347	228,846
Customer 3	231,911	207,505
Customer 4	114,917	102,206
Customer 5	67,596	71,187
Customer 6	38,851	78,519
	1,062,037	842,428

From time to time, the Company enters into forward sale and collar contracts to mitigate the price risk for some of its forecasted base and precious metals production, and non-metal commodities.

During the year ended December 31, 2024, the Company recognized $nil of realized losses on the settlement of forward sale and collar contracts (December 31, 2023 - $1.5 million), and $nil of unrealized gains from changes in the fair value of the open positions (December 31, 2023 - $0.3 million).